Contractual Commitments - Operating Lease Commitments - Additional Information (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Contracts of work and other services	$ 12,314	$ 7,667	$ 7,612
Rental of real estate and equipment	4,988	2,306	1,698
Contingent installments	$ 7,326	$ 5,361	$ 5,914
Property, Plant and Equipment under Operating Leases [Member]
Disclosure of geographical areas [line items]
Lease agreements of average term	3 years
Lease agreements of additional renewed average term	one
Transportation Of Hydrocarbons [member]
Disclosure of geographical areas [line items]
Lease agreements of average term	5 years
Lease agreement of land for the installation and operation of service stations [member]
Disclosure of geographical areas [line items]
Lease agreements of average term	10 years